Non adjusting events after the reporting period	12 Months Ended
Dec. 31, 2020
Non adjusting events after the reporting period
Non adjusting events after the reporting period

27 Non adjusting events after the reporting period

In March 2021, the Company issued convertible notes worth £25m. The notes are fully equity settled. The full value of the notes will be shown as a liability.

In March 2021, the Company issued 23,220 A ordinary shares to Stephen Fitzpatrick for a consideration of £9m. The consideration was settled by releasing the Company’s debt owed to Stephen Fitzpatrick.

On June 10, 2021, the Group entered into a business combination agreement with Broadstone Acquisition Corp. The business combination agreement was entered into to raise capital from a combination of private investment through a PIPE mechanism and access to share capital via a merger with Broadstone Acquisition Corp, an NYSE-listed entity, and includes a $US240m minimum cash closing condition.

On June 10, 2021, the Group issued 5,804 Z ordinary shares for nominal value to American Airlines, Inc. in relation to their involvement in the PIPE.